Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - CNY (¥) ¥ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Payroll and related benefits	¥ 99,184	¥ 75,750
Temporary receipt from students	12,031	51,555
Deposits received	43,687	34,940
Other tax payable	4,992	17,574
Professional fee	30,991	13,297
Commission fee	10,570	8,257
Accrual rental expense	4,209	3,561
Accrual utilities expenses	8,493	6,583
Accrual other expenses	38,243	46,478
Others	27,290	4,495
Total	¥ 279,690	¥ 262,490